2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES(Policies)	12 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation – The accompanying consolidated financial statements include the accounts of the Company. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates – The preparation of consolidated financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Management periodically assesses the accuracy of these estimates and assumptions. Actual results could differ from those estimates. Estimates are used when accounting for various items, including but not limited to allowances for doubtful accounts; net realizable value of inventory, derivative financial instruments; asset impairments; revenue recognition; depreciation and amortization; and other contingencies.

Cash and Cash Equivalents

Cash and Cash Equivalents - Cash balances in banks are insured by the Federal Deposit Insurance Corporation subject to certain limitations.  For purposes of the statement of cash flows, the Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

Restricted Cash

Restricted Cash - At June 30, 2014 and 2013, the Company had $72 and $0, respectively of restricted cash that was maintained at a blocked bank account created for the purpose of making payments, under agreements on a Promissory Note due to a third party manufacturer (see Note 9).

Revenue Recognition

Revenue Recognition – Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the fee is fixed and determinable and collectability is reasonably assured. The Company recognizes revenue when product is shipped or when it is received by the customer, depending on the contractual terms. The Company’s revenue is comprised of the sale of its products to retailers and distributors.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts – The Company maintains an allowance for uncollectible accounts receivable for estimated losses resulting from the likelihood that customers will fail to make payments. Management determines the estimate of the allowance for uncollectible accounts receivable by considering a number of factors, including: (1) historical experience; (2) aging of the accounts receivable; and (3) specific information obtained by the Company on the financial condition and the current creditworthiness of its customers.

Inventories

Inventories – Inventories are valued at the lower of cost or market. Cost is determined principally by the first-in, first-out method. The costs of finished goods and work-in-process inventories include material, manufacturing labor and overhead components. The Company periodically reviews the net realizable value of the inventory and, if necessary, records a reserve to reflect the net realizable value of the inventory.

Property and Equipment

Property and Equipment – Property and equipment is stated at cost less accumulated depreciation. Depreciation of property and equipment is provided using the straight-line method over the assets’ estimated useful lives. Leasehold improvements are amortized over the shorter of the assets’ economic lives or the lease term.

Intangible Assets

Intangible Assets – Intangible assets are carried at cost less accumulated amortization. For financial reporting purposes, amortization of intangibles has been computed over an estimated useful life of seven years using the straight-line method. Amortization expenses have been included in operating expenses.

Deferred Revenue

Deferred Revenue – Deferred revenue is comprised of all unearned revenue that has been collected in advance, primarily for future oil well service, performance and appearance product purchases, and is recorded as deferred revenue on the balance sheet until the revenue is earned.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets – Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. When it becomes apparent that indicators such as a significant decrease in the market value of the long-lived asset group or if material differences between operating results and the Company’s forecasted expectations occur, then an impairment analysis is performed.

If indicators arise, an initial determination of recoverability is performed based on an estimate of the undiscounted future cash flows resulting from the use of the asset and its eventual disposition compared with the carrying value. If the carrying value of the asset group exceeds the undiscounted cash flows, a measurement of an impairment loss for long-lived assets is performed. The impairment charge is the excess of the carrying value of the asset group over the fair value, as determined utilizing appropriate valuation techniques.

Segments

Segments – The Company has grouped its long-lived assets in accordance with the methodologies of how it manages the business. Currently, the Company is one segment with multiple products, and as such the Company’s asset group is based upon this one segment methodology.

Stock Based Compensation

Stock Based Compensation – The Company accounts for stock-based awards to recipients in accordance with applicable accounting principles, which requires compensation expense related to share-based transactions, including employee stock options, to be measured and recognized in the financial statements based on a determination of the fair value of the stock options. The grant date fair value is determined using the Black-Scholes-Merton (“Black-Scholes”) pricing model. For all employee stock options, the Company recognizes compensation expense over the requisite service period (generally, the vesting period of the stock-based award). The Company’s option pricing model requires the input of highly subjective assumptions, including the expected stock price volatility, expected term, and forfeiture rate. Any changes in these highly subjective assumptions could significantly impact stock-based compensation expense.

Advertising and Promotional Costs

Advertising and Promotional Costs – Advertising and promotion costs, which are included in selling, general and administrative expense, are expensed as incurred.  During the years ended June 30, 2014 and 2013, advertising and promotion costs totaled $1,394 and $2,965 respectively.

Shipping Costs	Shipping Costs – Shipping costs are included in selling, general and administrative expenses. During the years ended June 30, 2014 and 2013, shipping cost totaled $149 and $349, respectively.
Research and Development Costs

Research and Development Costs – Research and development costs, which are included in selling, general and administrative expense, consist primarily of salaries and employment related expenses, independent testing fees and allocated facility costs. All such costs are charged to expense as incurred. During the years ended June 30, 2014 and 2013, research and development costs totaled $319 and $557, respectively.

Net Loss Per Share

Net Loss Per Share – Basic net loss per share is based upon the weighted average number of common shares outstanding.  Diluted net loss per share is based on the assumption that all dilutive convertible shares and stock options were converted or exercised.  Dilution is computed by applying the treasury stock method.  Under this method, options, warrants and restricted stock are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period. Since the Company has incurred losses from all periods presented, the dilutive per share calculation is the same as the basic calculation. Anti-dilutive securities not included in net loss per share calculation for the year include:

	Years Ended June 30,
	2014	2013
Potentially dilutive securities:
Outstanding time-based stock options	26,452,000	24,757,000
Convertible note	96,926,000	44,118,000
Warrants	27,944,000	22,059,000

Income Taxes

Income Taxes – The Company accounts for income taxes by the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the recognition of tax effects for financial statement and income tax reporting purposes by applying enacted income tax rates applicable to future years to differences between the financial statement carrying amounts and tax bases of existing assets and liabilities. A valuation allowance has been recorded to reduce net deferred tax assets to only that portion that is judged more likely than not to be realized.

Fair Value Measurements

Fair Value Measurements – Accounting standards have been issued which define fair value, establishes a market-based framework or hierarchy for measuring fair value and expands disclosures about fair value measurements. The standard is applicable whenever another accounting pronouncement requires or permits assets and liabilities to be measured at fair value. The standard does not expand or require any new fair value measures; however its application may change current practice.

Fair value is defined under the standard as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. The standard also establishes a three-level hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

•	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for an identical asset or liability in an active market

•	Level 2 — inputs to the valuation methodology include quoted prices for a similar asset or liability in an active market or model-derived valuations in which all significant inputs are observable for substantially the full term of the asset or liability

•	Level 3 — inputs to the valuation methodology are unobservable and significant to the fair value measurement of the asset or liability

The Company’s financial instruments at June 30, 2014 consist of accounts receivable, accounts payable, notes payable and derivative liability. The Company believes the reported carrying amounts of its accounts receivable, accounts payable, derivative instruments and related party debt approximate fair value, based upon the short-term nature of these instruments.